Eagle Smaller Company Fund
SUMMARY OF SMALLER COMPANY FUND | 3.1.2017
Investment objective
The Eagle Smaller Company Fund (“Smaller Company Fund” or the “fund”) seeks capital growth.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Smaller Company Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 41 of the fund's Prospectus and on page 29 of the fund's Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees - Eagle Smaller Company Fund	Class A		Class C		Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none
Redemption Fee	none		none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Eagle Smaller Company Fund		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses		0.98%	0.97%	0.92%	1.09%	1.07%	0.71%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	none	none	none	none
Total Annual Fund Operating Expenses		1.84%	2.58%	1.52%	2.19%	1.67%	1.31%
Fee Waiver and/or Expense Reimbursement	[2]	(0.58%)	(0.57%)	(0.57%)	(0.69%)	(0.72%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.26%	2.01%	0.95%	1.50%	0.95%	0.85%
[1]	Acquired Fund Fees and Expenses, although they are allocated as a fund level expense, did not impact Total Annual Fund Operating Expenses for Class I, Class R-3, Class R-5, and Class R-6 shares.
[2]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2018 as follows: Class A - 1.25%, Class C - 2.00%, Class I - 0.95%, Class R-3 - 1.50%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund's Board of Trustees. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Ex pense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Eagle Smaller Company Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	597	972	1,372	2,486
Class C	304	748	1,319	2,872
Class I	97	424	775	1,764
Class R-3	153	619	1,112	2,470
Class R-5	97	456	840	1,916
Class R-6	87	370	674	1,539

Po rtfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Prin cipal investment strategies
During normal market conditions, the Smaller Company Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-capitalization companies. The fund’s portfolio managers consider small-capitalization companies to be those smaller companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2500® Index during the most recent 12-month period (approximately $8.11 billion during the 12-month period ended December 31, 2016).

The fund’s portfolio managers use a core value approach to select the fund’s investments. Using this investment style, the portfolio managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. Factors that the portfolio managers look for in selecting investments include: (1) favorable expected returns relative to perceived risk; (2) management with demonstrated ability and commitment to the company; (3) above average potential for earnings and revenue growth; (4) low market valuations relative to forecasted earnings, book value, cash flow and sales; (5) turnaround potential for companies that have been through difficult periods; (6) low debt levels relative to total capitalization; and (7) strong industry fundamentals, such as increasing or sustainable demand and barriers to entry. The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal risks
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks:
  Equity securities are subject to stock market risk. In addition, the value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;
  Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Small-cap company risk arises because small-cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies;
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment; and
  Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During performance period	Return	Quarter Ended
(Class A shares):
Best Quarter	25.26%	June 30, 2009
Worst Quarter	(19.93)%	September 30, 2011

The returns in the preceding bar chart and table do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2016): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Eagle Smaller Company Fund		Inception Date	1-yr	5-yr	Lifetime
Class A		Nov. 03, 2008	12.51%	10.57%	12.26%
Class A | After Taxes on Distributions		Nov. 03, 2008	10.12%	6.87%	9.33%
Class A | After Taxes on Distributions and Sale of Fund Shares		Nov. 03, 2008	9.06%	8.22%	9.89%
Class C		Nov. 03, 2008	17.26%	10.84%	12.07%
Class I		Mar. 09, 2009	18.72%	12.30%	20.04%
Class R-3		Dec. 28, 2009	17.83%	11.33%	10.77%
Class R-5		Dec. 28, 2009	18.70%	12.17%	11.60%
Class R-6		Aug. 15, 2011	18.88%	12.25%	11.90%
Russell 2500™ Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)	[1]	Nov. 03, 2008	17.59%	14.54%	14.71%
Russell 2000®Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)		Nov. 03, 2008	21.31%	14.46%	13.56%
[1]	The fund's benchmark changed from the Russell 2000 Index, effective March 1, 2017. Eagle believes that the Russell 2500 Index is more reflective of the types of securities in which the fund invests than the Russell 2000 Index.

To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.